Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue from Contract with Customer [Text Block]

Note 3 — Revenue

The following table provides information about disaggregated revenue by product line:

	Three Months Ended March 31,
(in thousands)	2022	2021
Assay services revenue	$18,800	$14,573
Product revenue	453	193
Collaboration revenue	763	763
Other revenue:
Royalties	2,955	3,000
Other	9	331
Total other revenue	2,964	3,331
Total revenue	$22,980	$18,860

Contract Balances and Remaining Performance Obligations

As of March 31, 2022 and December 31, 2021, deferred revenue of $34.6 million and $5.4 million, respectively, was comprised of balances related to our collaboration revenue, assay services, and other revenue. As of March 31, 2022 and December 31, 2021, the portion of deferred revenue related to collaboration revenue was $3.2 million and $3.9 million, respectively, which is being recognized on a straight-line basis over the period of performance. As of March 31, 2022, the estimated remaining performance period is 3.0 years. As of March 31, 2022 and December 31, 2021, the portion of deferred revenue related to assay services and other revenue was $1.4 million and $1.5 million, respectively. As of March 31, 2022, the deferred revenue related to assay services and other revenue will be recognized within 12 months.

As of March 31, 2022 and December 31, 2021 the deferred revenue related to the Illumina Agreement amounted to $30.0 million and nil, respectively. As of March 31, 2022, the estimated remaining performance obligation period is nine years.

A summary of the change in contract liabilities is as follows:

(in thousands)	March 31, 2022	December 31, 2021
Balance at beginning of period	$5,385	$5,177
Recognition of revenue included in balance at beginning of period	(1,132)	(1,762)
Revenue deferred during the period, net of revenue recognized	30,317	1,970
Balance at end of period	$34,570	$5,385

Note 4 — Revenue

The following table provides information about disaggregated revenue by product line:

	Year Ended December 31,
(in thousands)	2021	2020
Assay services revenue	$68,038	$45,827
Product revenue	1,277	1,907
Collaboration revenue	3,051	2,483
Other revenue:
Royalties	8,515	5,261
Other	745	411
Total other revenue	9,260	5,672
Total revenue	$81,626	$55,889

Contract Balances and Remaining Performance Obligations

Contract liabilities represent the Company’s obligation to transfer goods or services to customers from which we have received consideration. Deferred revenue is classified as current if the Company expects to be able to recognize the deferred amount as revenue within 12 months of the balance sheet date. Deferred revenue is recognized as or when the Company satisfies its performance obligations under the contract.

A summary of the change in contract liabilities is as follows:

	December 31,
(in thousands)	2021	2020
Balance at beginning of period	$5,177	$5,469
Recognition of revenue included in balance at beginning of period	(1,762)	(1,003)
Revenue deferred during the period, net of revenue recognized	1,970	711
Balance at end of period	$5,385	$5,177

At December 31, 2021 and 2020, deferred revenue of $5.4 million and $5.2 million, respectively, was comprised of balances related to our collaboration revenue, assay services, and other revenue. At December 31, 2021 and 2020, the portion of deferred revenue related to collaboration revenue was $3.9 million and $5.0 million, respectively, which is recognized on a straight-line basis over the performance period. As of December 31, 2021, the estimated remaining performance period related to the deferred collaboration revenue is approximately 3.3 years. At December 31, 2021 and 2020, the portion of deferred revenue related to assay services and other revenue was $1.5 million and $0.2 million, respectively. As of December 31, 2021, the deferred revenue related to assay services and other revenue will be recognized within 12 months.